Investment Objectives and Goals	Apr. 29, 2025
Investor Shares [Member] | FAM Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FAM Value Fund – Investor Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FAM Value Fund’s investment objective is to maximize long-term return on capital.
Investor Shares [Member] | SUMMARY SECTION
Prospectus [Line Items]
Risk/Return [Heading]	FAM Dividend Focus Fund – Investor Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Investor Shares [Member] | FAM Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	FAM Small Cap Fund – Investor Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.
Institutional [Member] | FAM Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FAM Value Fund – Institutional Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FAM Value Fund’s investment objective is to maximize long-term return on capital.
Institutional [Member] | SUMMARY SECTION
Prospectus [Line Items]
Risk/Return [Heading]	FAM Dividend Focus Fund – Institutional Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Institutional [Member] | FAM Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	FAM Small Cap Fund – Institutional Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.